Fair Value Measurements - Summary of Changes in Fair Value of Stock Purchase Warrant (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Time-charter Swap [Member] | Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value at the beginning of the year	$ 0
Settlements	(2,154)
Realized and unrealized gain included in earnings	3,029
Fair value at the end of the year	875	$ 0
Tanker Investments Ltd [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value at the beginning of the year	5,164	4,657
Realized and unrealized gain included in earnings	(4,877)	507
Fair value at the end of the year	$ 287	$ 5,164